COLUMBIA FUNDS SERIES TRUST I

Columbia Disciplined Value Fund

Columbia Asset Allocation Fund

Columbia Liberty Fund

(each a “Fund”, together the “Funds”)

Supplement dated March 23, 2009 to the

Statement of Additional Information dated February 1, 2009

Effective February 20, 2009, in the section entitled “Investment Advisory and Other Services - The Advisor and Investment Advisory Services,” the following information as it pertains to each Fund is revised as follows:

1.	All references to Vikram Kuriyan, PhD and Karen Wurdack, PhD as managers of the Funds are deleted.

2.	The following are added to the table under the heading “Portfolio Manager(s) of the Advisor”:

Portfolio Manager	Fund
Brian M. Condon	Disciplined Value Fund

Anwiti Bahuguna, PhD	Asset Allocation Fund Liberty Fund

Kent M. Peterson, PhD	Asset Allocation Fund Liberty Fund

Marie M. Schofield	Asset Allocation Fund Liberty Fund

3.	The following are added to the table under the heading “Performance Benchmarks”:

Portfolio Manager	Primary Benchmark(s)	Peer Group
Brian M. Condon	Russell 1000 Value Index	Lipper Large Cap Value Funds Classification

Anwiti Bahuguna, PhD	S&P 500 Index Barclays Capital U.S. Aggregate Bond Index	Lipper Mixed Asset Target Allocation Growth Funds Classification

Kent M. Peterson, PhD	S&P 500 Index Barclays Capital U.S. Aggregate Bond Index	Lipper Mixed Asset Target Allocation Growth Funds Classification

Marie M. Schofield	S&P 500 Index Barclays Capital U.S. Aggregate Bond Index	Lipper Mixed Asset Target Allocation Growth Funds Classification

4.	The following are added to the table under the heading “Other Accounts Managed by the Portfolio Manager(s)”:

Portfolio Manager	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Brian M. Condon*	0	$0	1	$25 million	7	$1 million
Anwiti Bahuguna, PhD*	8	$13.4 million	0	$0	4	$250,000
Kent M. Peterson, PhD*	0	$0	0	$0	2	$363,935
Marie M. Schofield*	0	$0	0	$0	0	$0

*	Account information is provided as of December 31, 2008.

5.	The following are added to the table under the heading “Other Accounts Managed by the Portfolio Manager(s) for which the Advisory Fee is Based on Performance”:

Portfolio Manager	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Brian M. Condon*	0	$0	1	$25 million	0	$0
Anwiti Bahuguna, PhD*	0	$0	0	$0	0	$0
Kent M. Peterson, PhD*	0	$0	0	$0	0	$0
Marie M. Schofield*	0	$0	0	$0	0	$0

*	Account information is provided as of December 31, 2008.

6.	The following are added to the table under the heading “Portfolio Manager Ownership of the Funds as of September 30, 2008”:

Portfolio Manager	Fund	Dollar Range of Equity Securities in the Fund Beneficially Owned
Brian M. Condon*	Disciplined Value Fund	None

Anwiti Bahuguna, PhD*	Asset Allocation Fund Liberty Fund	None

Kent M. Peterson, PhD*	Asset Allocation Fund Liberty Fund	None

Marie M. Schofield*	Asset Allocation Fund Liberty Fund	None

*	Account information is provided as of December 31, 2008.

Shareholders should retain this Supplement for future reference.

INT-50/9601-0309

COLUMBIA FUNDS SERIES TRUST I

Columbia Asset Allocation Fund

Columbia Liberty Fund

(Each a “Fund” together the “Funds”)

Supplement dated March 23, 2009 to the

Prospectuses dated February 1, 2009

(Replacing supplement dated February 20, 2009)

Effective February 20, 2009, Anwiti Bahuguna, Colin Moore, Kent M. Peterson and Marie M. Schofield will co-manage the Funds. Accordingly, the table in the section of the Prospectuses entitled “Management of the Fund – Portfolio Managers” is revised and replaced in its entirety with the following disclosure:

Anwiti Bahuguna, PhD Co-manager. Service with the Fund since 2009. Director of the Advisor; associated with the Advisor or its predecessors as an investment professional since 2002.

Colin Moore Co-manager. Service with the Fund since 2008. Chief Investment Officer of the Advisor; associated with the Advisor or its predecessors as an investment professional since 2002.

Kent M. Peterson, PhD

Co-manager. Service with the Fund since 2009.

Director of the Advisor; associated with the Advisor or its predecessors as an investment professional since January 2006. Prior to January 2006, Mr. Peterson was a trading associate at Bridgewater Associates from 2004 to 2005.

Marie M. Schofield Co-manager. Service with the Fund since 2009. Managing Director of the Advisor; associated with the Advisor or its predecessors as an investment professional since 1990.

Shareholders should retain this Supplement for future reference.

INT-47/10103-0309

COLUMBIA FUNDS SERIES TRUST I

Columbia High Yield Municipal Fund

(the “Fund”)

Supplement dated March 23, 2009 to the Statement of Additional Information dated November 1, 2008

1. Effective February 20, 2009, the Fund’s Statement of Additional Information is revised as follows:

All references to Maureen G. Newman as a manager of the Fund are deleted.

2. Effective February 20, 2009, the table entitled “Portfolio Manager(s) of the Advisor” in the section entitled “Investment Advisory and Other Services – The Advisor and Investment Advisory Services - Portfolio Manager(s)” is revised to add the following to the table:

Portfolio Manager	Fund
Chad H. Farrington	High Yield Municipal Fund

3. The table entitled “Performance Benchmarks” in the section entitled “Investment Advisory and Other Services – The Advisor and Investment Advisory Services – Portfolio Manager(s)” is revised to add the following to the table:

Portfolio Manager/Fund(s)	Primary Benchmark(s)	Peer Group(s)
Chad H. Farrington (High Yield Municipal Fund)	Barclays Capital Municipal Bond Index	Lipper High Yield Municipal Debt Funds Classification

4. The table entitled “Other Accounts Managed by the Portfolio Manager(s)” in the section entitled “Investment Advisory and Other Services – The Advisor and Investment Advisory Services – Portfolio Manager(s) – Other Accounts” is revised to add the following to the table:

	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts
Portfolio Manager	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Chad H. Farrington*	0	$0	0	$0	8	$141,946

*	Account information is provided as of December 31, 2008.

5. The table entitled “Other Accounts Managed by the Portfolio Manager(s) for which the Advisory Fee is Based on Performance” in the section entitled “Investment Advisory and Other Services – The Advisor and Investment Advisory Services – Portfolio Manager(s) – Other Accounts” is revised to add the following to the table:

	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts
Portfolio Manager	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Chad H. Farrington*	0	$0	0	$0	0	$0

*	Account information is provided as of December 31, 2008.

6. The table entitled “Portfolio Manager Ownership of the Funds as of June 30, 2008” in the section entitled “Investment Advisory and Other Services – The Advisor and Investment Advisory Services - Portfolio Manager(s) – Ownership of Securities” is revised to add the following to the table:

Portfolio Manager	Fund	Dollar Range of Equity Securities in the Fund Beneficially Owned
Chad H. Farrington*	High Yield Municipal Fund	None

*	Account information is provided as of December 31, 2008.

Shareholders should retain this Supplement for future reference.

INT-50/9606-0309

COLUMBIA FUNDS SERIES TRUST I

Columbia Blended Equity Fund

Columbia Select Opportunities Fund

Columbia Value and Restructuring Fund

(each a “Fund”, together the “Funds”)

Supplement dated March 23, 2009 to the

Statement of Additional Information dated August 1, 2008,

as revised September 30, 2008

Effective February 20, 2009, in the section entitled “Investment Advisory and Other Services - The Advisor and Investment Advisory Services,” the following information as it pertains to each Fund is revised as follows:

1.	All references to Richard Bayles, Fatima Dickey and Timothy Evnin as managers of the Funds are deleted.

2.	The following are added to the table under the heading “Portfolio Manager(s) of the Advisor”:

Portfolio Manager	Fund
Emil A. Gjester	Select Opportunities Fund
Jonas Patrikson	Select Opportunities Fund
Guy W. Pope	Value and Restructuring Fund
Peter Santoro	Blended Equity Fund
J. Nicholas Smith	Value and Restructuring Fund
Mary-Ann Ward	Select Opportunities Fund
Michael T. Welter	Select Opportunities Fund

3.	The following is added to the table under the heading “Performance Benchmarks”:

Portfolio Manager	Fund(s)	Primary Benchmark(s)	Peer Group
Emil A. Gjester	Select Opportunities Fund	S&P 500 Index Russell 1000 Index	Lipper Multi-Cap Core Funds Classification

Jonas Patrikson	Select Opportunities Fund	S&P 500 Index Russell 1000 Index	Lipper Multi-Cap Core Funds Classification

Guy W. Pope	Value and Restructuring Fund	Russell 1000 Value Index S&P 500 Index	Lipper Multi-Cap Value Funds Classification

Peter Santoro	Blended Equity Fund	S&P 500 Index	Lipper Large Cap Core Funds Classification

J. Nicholas Smith	Value and Restructuring Fund	Russell 1000 Value Index S&P 500 Index	Lipper Multi-Cap Value Funds Classification

Mary-Ann Ward	Select Opportunities Fund	S&P 500 Index Russell 1000 Index	Lipper Multi-Cap Core Funds Classification

Michael T. Welter	Select Opportunities Fund	S&P 500 Index Russell 1000 Index	Lipper Multi-Cap Core Funds Classification

4.	The following is added to the table under the heading “Other Accounts Managed by the Portfolio Manager(s)”:

Portfolio Manager	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Emil A. Gjester*	2	$710.7 million	0	$0	13	$540,000
Jonas Patrikson*	2	$710.7 million	0	$0	3	$250,000
Guy W. Pope*	2	$400.5 million	0	$0	12	$5.6 million
Peter Santoro*	2	$1 billion	2	$225 million	500	$800 million
J. Nicholas Smith*	0	$0	2	$631.6 million	13	$22.5 million
Mary-Ann Ward*	2	$710.7 million	0	$0	15	$11.4 million
Michael T. Welter*	2	$710.7 million	0	$0	4	$332,821

*	Account information is provided as of December 31, 2008.

5.	The following is added to the table under the heading “Other Accounts Managed by the Portfolio Manager(s) for which the Advisory Fee is Based on Performance”:

Portfolio Manager	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Emil A. Gjester*	0	$0	0	$0	0	$0
Jonas Patrikson*	0	$0	0	$0	0	$0
Guy W. Pope*	0	$0	0	$0	0	$0
Peter Santoro*	0	$0	0	$0	0	$0
J. Nicholas Smith*	0	$0	0	$0	0	$0
Mary-Ann Ward*	0	$0	0	$0	0	$0
Michael T. Welter*	0	$0	0	$0	0	$0

*	Account information is provided as of December 31, 2008.

6.	The following is added to the table under the heading “Portfolio Manager Ownership of the Funds as of March 31, 2008”:

Portfolio Manager	Fund	Dollar Range of Equity Securities in the Fund Beneficially Owned
Emil A. Gjester*	Select Opportunities Fund	$1 - $10,000(b)
Jonas Patrikson*	Select Opportunities Fund	None
Guy W. Pope*	Value and Restructuring Fund	None
Peter Santoro*	Blended Equity Fund	None
J. Nicholas Smith*	Value and Restructuring Fund	$10,001 - $50,000(a) $10,001 - $50,000(b)
Mary-Ann Ward*	Select Opportunities Fund	None
Michael T. Welter*	Select Opportunities Fund	None

*	Account information is provided as of December 31, 2008.
(a)	Excludes any notional investments.
(b)	Notional investments through a deferred compensation account.

Shareholders should retain this Supplement for future reference.

INT-50/10201-0309